Average Annual Total Returns - Fairlead Tactical Sector ETF			12 Months Ended	45 Months Ended
		May 29, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			10.93%	6.24%
Performance Inception Date		Mar. 22, 2022
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.61%	5.87%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.68%	4.75%
Russell 1000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.13%	5.52%

[1]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	The Russell 1000® Equal Weight Total Return Index is a broad-based securities index. The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Total Return Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Total Return Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Total Return Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Total Return Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.